UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)  (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period:   9/30/11

Item 1.  Reports to Stockholders.

Equinox Commodity Strategy Fund

 Class A Shares: EQCAX

Class C Shares: EQCCX

Class I Shares: EQCIX

Annual Report

SEPTEMBER 30, 2011

1-888-643-3431

www.equinoxfundmanagement.com

Distributed by Northern Lights Distributors, LLC

Equinox Commodity Strategy Fund: Annual Letter to Shareholders for the Period Ended September 30, 2011

Equinox Commodity Strategy Fund (the “Fund” or “ECSF”) began operations on January 25, 2011 with an initial NAV of $10.00. The Fund’s investment objective and strategy are to provide investment results that, as a whole, correspond generally to the performance of the SGI Smart Market Neutral Commodity IndexSM (the “Reference Index”) before payment of the Fund’s expenses, net of any income earned on its fixed-income investments.  The first day on which the Fund gained access to the performance of the Reference Index was January 28, 2011.  Performance of the Fund and of the Reference Index discussed herein (unless otherwise specified) is for the period from January 28, 2011 to September 30, 2011.

For the period ended September 30, 2011, the Fund’s Class A Shares (load waived) returned 1.90%, its Class C Shares returned 1.90% and its Class I Shares returned 2.00%, while the Reference Index returned  3.49%.  The difference between the performance of the Fund and the Reference Index was attributable mainly to the Fund’s expenses, which are 1.51% per annum for Class A shares, 2.26% for Class C Shares and 1.26% for Class I shares (for all three classes Acquired Fund Fees and Expenses are 0.07% and are additive to the above fees).  While the Fund seeks to offset at least a part of these expenses through fixed-income management, the Fund’s fixed-income investments underperformed during the unusually challenging interest-rate environment that characterized the last several weeks of the period ended September 30 2011.  It is conceivable that these may perform better as interest-rate volatility stabilizes, although there can, of course, be no certainty in this regard.

Performance Attribution

In analyzing the Fund’s performance, it is instructive to review the basic features of the Reference Index whose returns the Fund seeks to access.  There are 22 commodity markets underlying the Reference Index, as shown in Table 1 below.

The Reference Index seeks to earn returns as follows:

•

The Reference Index is deemed to hold long positions in these 22 futures markets

•

At the same time, the Reference Index is deemed to hold short positions in the same 22 futures markets

As a result, the Reference Index is effectively market-neutral: it is designed to have performance that is relatively independent of directional changes in the prices of the underlying commodities.  Thus, its returns tend to display relatively low volatility, as well as low correlations with traditional asset classes.

•

On the long side, the Reference Index employs three enhanced “rolling techniques” (Forward Rolling, Seasonal Rolling, and Dynamic Rolling) when selling its expiring long futures contracts and buying longer-dated contracts.

•

On the short side, the Reference Index employs the same programmatic rolling employed by the S&P GSCI® Excess Return Index (the “GSCI”), which always rolls from the nearby contract to the next nearby contract.1

Table 1: Long Leg Weights for the 22 Reference Index Components as of September 30, 20112

		Long Leg Weights
Energy
1	Heating Oil	4.5%
2	Gasoil	5.9%
3	RROB Gasoline	4.2%
4	WTI Crude Oil	28.4%
5	Brent Crude Oil	14.4%
6	Natural Gas	2.6%
Total		60.0%

Agriculture and Livestock
7	Wheat	4.3%
8	Kansas Wheat	1.1%
9	Corn	6.4%
10	Soybeans	3.6%
11	Coffee C	1.6%
12	Sugar #11	3.3%
13	Cocoa	0.5%
14	Cotton #2	2.2%
15	Lean Hogs	2.4%
16	Live Cattle	3.9%
17	Feeder Cattle	0.7%
Total		30.0%

Industrial Metals
18	Aluminum	3.1%
19	Copper	4.6%
20	Lead	0.6%
21	Nickel	0.9%
22	Zinc	0.8%
Total		10.0%

1 These are described in greater detail in the Fund’s Prospectus and SAI.

2 Numbers are rounded for use of ease. Holdings are subject to change.

Thus, the Reference Index is both long and short futures contracts on the same commodity but (generally) with different expirations.  It seeks to earn its returns by rolling contracts differently on the long and short sides.

•

Finally, the Reference Index seeks to manage the volatility of its returns actively by employing a “volatility target” mechanism that targets a long-term volatility of 6% on an annualized basis.3  This is in contrast to the significantly higher volatilities experienced by both equities and long-only commodities during recent times.

The Reference Index’s top 5 movers and worst 5 movers for the period under review are listed in Table 2.  Note that these numbers do not take into account the volatility target mechanism, whose effect during the period was slightly positive.

Table 2: Top 5 and Worst 5 Movers, January 1, 2011 to September 30, 2011

Top 5 Movers:

WTI Crude Oil

1.03%

Cotton #2

0.61%

Corn

0.59%

Wheat

0.42%

Brent Crude Oil

0.29%

Worst 5 Movers:

RBOB Gasoline

−0.19%

Gasoil

−0.14%

Live Cattle

−0.09%

Lead

  0.00%

Cocoa

  0.00%

Source: Société Générale Corporate and Investment Banking Commodities.  Note that the starting date for these numbers is January 1, 2011, as data for the period starting January 28, 2011 are not available.

It is worth noting that the top and worst movers generally vary from month to month, depending on how various futures price curves change over time.  The Reference Index generally holds short positions in near-dated futures contracts and long positions in longer-dated futures contracts.  Changes in the relative shapes and slopes of these futures price curves over time determine performance.

Comparative Performance of the Fund

The Fund performed significantly better than the two asset classes against which it is compared by most investors: long-only commodities and equities.  The GSCI is perhaps the best-known measure of long-only commodity returns, while the S&P 500® Total Return Index is a widely used proxy for the performance of the broad U.S. equity market.  The superior comparative performance of the Fund during the period can be attributed to the fact that, unlike the other 2 indexes, it seeks to earn “absolute returns” that are uncorrelated with directional market moves, and its volatility is managed to a long-term 6% volatility target.

3 The volatility target mechanism is described in greater detail in the Fund’s Prospectus and SAI.

Table 3: Comparative Performance of the Fund, January 28, 2011 to September 30, 2011

Return

Volatility

Fund (Class A, load waived)

    1.9%

     3.78%

S&P GSCI® Excess Return Index

            −10.2%

    24.18%

S&P 500® Total Return Index

−10.1%

    23.1%

Market Commentary

Unlike most other asset classes and investment strategies, the Fund remains relatively insulated from overall market and economic conditions.  As a market-neutral strategy whose volatility is managed to a long-term target, the Fund’s performance is not directly attributable to factors such as bull or bear markets in equities, commodities, or interest rates.  Rather, relative changes in the short-term to medium-term supply and demand for the 22 underlying commodities, and resulting shifts in their futures price curves, are what determine the Fund’s performance.  These changes are difficult, if not impossible, to predict reliably.  Note that this is in stark contrast not only to long-only commodities, which can earn  positive returns when commodity prices increase secularly over the holding period, but also to managed futures strategies, which seek to generate returns by predicting and identifying upward and downward price trends in underlying markets.  While commodity futures markets are the source of the Fund’s targeted returns, neither secular increases nor trends in prices drive its performance.

Although we are pleased with the Fund’s performance since its launch, because of the unpredictable short-term nature of financial markets and most asset classes, we encourage investors to focus on holding a portfolio that contains a mix of stocks, bonds, cash and alternative asset classes appropriate for their long-term goals.  Such a well-balanced portfolio can provide protection from volatility while also affording opportunities for potential long-term growth.  We believe that the Fund can play an important part in such a portfolio because of its potential for earning absolute returns with low volatility, and the potential diversification benefits afforded by its low correlation with most other asset classes.

Thank you for investing in the Equinox Commodity Strategies Fund.

Rider 1:

The Fund’s total annual operating expenses for Class A, C and I shares are 1.92%, 2.67% and 1.67% respectively.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until January 28, 2012, to ensure that the net annual fund operating expenses will not exceed 1.58% for Class A, 2.33% for Class C and 1.33% for Class I, subject to possible recoupment from the Fund in future years. Please review the Fund’s Prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower.

The Fund also offers Class A and Class C shares that have different sales charges and expense levels, which may affect performance. Performance of Class I does not reflect the deduction of the sales charge. Inclusion of the sales charge would reduce the performance quoted.

Rider 2:

Important Descriptions of Indices and Definitions of Terms

SGI Smart Market Neutral Commodity IndexSM (the “Smart Strategy”) is a service mark of Société Générale and has been licensed for use by Equinox Fund Management, LLC and its affiliates.

The Smart Strategy is the property of Société Générale and is used under license. The Fund is not sponsored, endorsed, or promoted by Société Générale. Neither Société Générale nor any of its affiliates have passed on the Fund as to its legality or suitability, and such parties make no warranties nor bear any liability with respect to the Fund. Neither Société Générale nor any of its affiliates acts as an investment adviser with respect to the Fund, Equinox Fund Management, LLC or the Smart Strategy. The Smart Strategy is the exclusive property of Société Générale, which has contracted with Standard & Poor’s, a division of the McGraw Hill Companies, Inc. (“S&P”) to maintain and calculate the Smart Strategy. S&P shall have no liability for any errors or omissions in calculating the Smart Strategy.

Absolute Returns: Are investment strategies that do not depend on directional changes in markets, and which seek to earn returns that are not generally compared to an index but relative to a benchmark of a zero return.

Correlation Coefficient: The correlation coefficient, r, indicates both the strength and direction of the relationship between the independent and dependent variables. Values of r range from -1.0, a strong negative relationship, to +1.0, a strong positive relationship. When r=0, there is no relationship between variables x and y.

Forward Rolling: For certain commodities that historically do not exhibit significant volatility, futures contracts are rolled two months forward (generally from the 3rd nearby to the 4th nearby).  Examples: natural gas, cattle, sugar, cocoa.

Dynamic Rolling: For commodities that historically exhibit high volatility, an algorithm seeks to select the contract with the most advantageous roll yield (per month). Examples: crude oil, copper, zinc.

Long Positions: Denotes that an investor is exposed to the asset and will earn a profit when the asset increases in value and suffer a loss if the asset decreases in value. Having a long position typically denotes ownership. An investor with a long position has the right to collect any dividends or interest the asset pays, the right to sell the asset, and the right to keep any profits resulting from a sale. Having a long position is the opposite of having a short position.

Nearby Contract: Is the futures contract with the nearest expiration that is generally the most actively traded.

Programmatic Rolling: When an expiring futures contract that is held (generally by an index) is sold and a longer-dated futures contract is bought in its stead, the procedure is known as “rolling” that futures contract.  When the longer-dated contract to be bought is pre-determined based on a set of rules, which may even include the timing of the roll, the procedure is termed “programmatic rolling.”  Programmatic rolling also applies to contracts that an index is short: in this case, the expiring contract is bought, and a longer-dated contract is sold according to the pre-determined set of rules.

Seasonal Rolling: For commodities that historically exhibit seasonality, futures contracts are rolled on a seasonal basis (generally six months or twelve months forward). Examples: wheat, corn, heating oil.

Short Positions: Describes the sale of a borrowed asset with the expectation that the asset will fall in value. A short position typically means an investor has borrowed the asset through a broker, sold the asset, and must return the asset, plus interest, at some point in the future.

Volatility: A measurement of the frequency and magnitude of changes in price over a given time period.

Rider 3:

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

Rider 4:

Performance displayed represents past performance, which is no guarantee of future results. Total returns reflect the reinvestment of all dividends. The referenced indices are not available for direct investment and do not reflect transaction fees, costs and expenses.

ECSF124

2532-NLD-11/29/2011

Equinox Commodity Strategy Fund
PORTFOLIO REVIEW
September 30, 2011 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2011, as compared to its benchmark:

Start of Performance ** -
September 30, 2011
Equinox Commodity Strategy Fund
Class A	1.90%
Class A with Load	-3.96%
Class C	1.90%
Class I	2.00%
SGI Smart Market Neutral Commodity Index ***	3.49%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2011. Start of performance is January 28, 2011.
*** The SGI Smart Market Neutral Commodity Index aims at absolute returns taking non-directional exposures in 3 main commodity sectors: energy, industrial metals and agriculture/livestocks.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	75.1%
Other / Cash & Cash Equivalents less Liabilities	24.9%
100.0%

Equinox Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2011
	Shares		Value
		EXCHANGE TRADED FUNDS - 75.1%
		DEBT FUNDS - 75.1%
	7,050	iShares Barclays Aggregate Bond Fund	$ 776,276
	16,800	iShares Barclays 1-3 Year Credit Bond Fund	1,746,864
	29,000	ProShares UltraShort 20+ Year Treasury *	563,760
	25,750	SPDR Barclays Capital Short Term Corporate Bond ETF	780,714
	34,950	Vanguard Short-Term Bond ETF	2,845,629
	36,300	Vanguard Short-Term Corporate Bond ETF	2,817,969
		TOTAL EXCHANGE TRADED FUNDS (Cost $9,789,109)	9,531,212

		SHORT-TERM INVESTMENTS - 12.0% +
	1,520,110	Fidelity Government Institutional Money Market
		to yield 0.21%, due 12/30/30 (Cost $1,520,110) (a)	1,520,110

		TOTAL INVESTMENTS - 87.1% (Cost $11,309,219) (b)	$ 11,051,322
		OTHER ASSETS & LIABILITIES - 12.9%	1,631,144
		TOTAL NET ASSETS - 100.0%	$ 12,682,466

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2011.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,309,265 and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 19,468
		Unrealized depreciation:	(277,411)
		Net unrealized depreciation:	$ (257,943)

*	Non-Income producing security
			Unrealized
			Appreciation / (Depreciation)
		LONG SWAP +

SGI Smart Market Neutral Commodity Index - September 2011, Long Custom Commodity Index Swap - Societe Generale - 3 Year Agreement (monthly reset) to receive appreciation (or depreciation) of index plus dividends less contractual fixed fee rate (0.15% multiplied by the number of elapsed days divided by 366) multiplied by notional value ($13,015,591).  Swap may reset intra-month if index moves more than 8% in either direction.

			$ 6,208

		Total Net Unrealized Appreciation on Swap Contract	$ 6,208

+	All or a portion of this investment is a holding of Equinox MNCS Fund Limited

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011

ASSETS
Investment securities:
At cost	$ 11,309,219
At value	$ 11,051,322
Cash *	1,600,000
Unrealized appreciation on swap contract	6,208
Receivable for Fund shares sold	10,654
Receivable due from Advisor	33,179
Dividends and interest receivable	5,606
Prepaid expenses & other assets	52,946
TOTAL ASSETS	12,759,915

LIABILITIES
Fees payable to Gemini Fund Services, LLC	14,044
Distribution (12b-1) fees payable	605
Accrued expenses and other liabilities	62,800
TOTAL LIABILITIES	77,449
NET ASSETS	$ 12,682,466

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 12,928,140
Accumulated net investment loss	(1,124)
Accumulated net realized gain from investments and swaps	7,139
Net unrealized depreciation of investments and swap contracts	(251,689)
NET ASSETS	$ 12,682,466

* Pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011 (Continued)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 3,027,775
Shares of beneficial interest outstanding	297,031
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.19
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$ 10.81

Class C Shares:
Net Assets	$ 15,397
Shares of beneficial interest outstanding	1,511
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.19

Class I Shares:
Net Assets	$ 9,639,294
Shares of beneficial interest outstanding	944,600
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.20

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended September 30, 2011 (a)

INVESTMENT INCOME
Dividends	$ 35,336
Interest	1,032
TOTAL INVESTMENT INCOME	36,368

EXPENSES
Professional fees	62,479
Registration fees	47,885
Trustees fees and expenses	45,250
Transfer agent fees	37,242
Investment advisory fees	33,654
Administrative services fees	30,599
Accounting services fees	27,526
Compliance officer fees	15,121
Printing and postage expenses	17,911
Custodian fees	7,524
Distribution (12b-1) fees
Class A	1,582
Class C	18
Other expenses	1,825
TOTAL EXPENSES	328,616

Less: Fees waived/reimbursed by the Advisor	(291,124)

NET EXPENSES	37,492
NET INVESTMENT LOSS	(1,124)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,865)
Swap contract	9,004
7,139
Net change in unrealized appreciation (depreciation) of:
Investments	(257,897)
Swap contract	6,208
(251,689)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(244,550)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (245,674)

(a) The Equinox Commodity Strategy Fund commenced operations January 25, 2011.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2011 (a)
FROM OPERATIONS
Net investment loss	$ (1,124)
Net realized gain from investments and swap contract	7,139
Net change in unrealized appreciation (depreciation) of
investments and swap contract	(251,689)
Net decrease in net assets resulting from operations	(245,674)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,092,265
Class C	15,681
Class I	10,038,813
Redemption fee proceeds:
Class A	283
Class C	1
Class I	917
Payments for shares redeemed:
Class A	(2,471)
Class I	(217,349)
Net increase in net assets from shares of beneficial interest	12,928,140

TOTAL INCREASE IN NET ASSETS	12,682,466

NET ASSETS
Beginning of Period	-
End of Period*	$ 12,682,466
*Includes accumulated net investment loss of:	$ (1,124)

SHARE ACTIVITY
Class A:
Shares Sold	297,271
Shares Redeemed	(240)
Net increase in shares of beneficial interest outstanding	297,031

Class C:
Shares Sold	1,511
Net increase in shares of beneficial interest outstanding	1,511

Class I:
Shares Sold	965,519
Shares Redeemed	(20,919)
Net increase in shares of beneficial interest outstanding	944,600

(a) The Equinox Commodity Strategy Fund commenced operations January 25, 2011.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,
	2011 (1)	2011 (1)	2011 (1)
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)	(0.06)	(0.01)
Net realized and unrealized
gain on investments	0.20	0.24	0.20
Total from investment operations	0.18	0.18	0.19

Net asset value, end of period	$ 10.19	$ 10.18	$ 10.19

Total return (3)(6)	1.90%	1.90%	2.00%

Net assets, at end of period (000's)	$ 3,028	$ 15	$ 9,639

Ratio of gross expenses to average
net assets (4)(5)(7)	7.78%	6.88%	12.44%
Ratio of net expenses to average
net assets (5)(7)	1.51%	2.26%	1.26%
Ratio of net investment loss
to average net assets (5)(8)	(0.14)%	(0.81)%	(0.01)%

Portfolio Turnover Rate (6)	3%	3%	3%

(1) The Equinox Commodity Strategy Fund commenced operations on January 25, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2011

1.

ORGANIZATION

The Equinox Commodity Strategy Fund (the “Fund” or “ECSF”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was seeded on December 20, 2010 and began operations on January 25, 2011. The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks to provide investment results that, as a whole, correspond generally to the performance of the SGI Smart Market Neutral Commodity Index SM (the “Reference Index”) before payment of the Fund’s expenses and liabilities. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares.    Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,531,212	$ -	$ -	$ 9,531,212
Short-Term Investments	1,520,110	-	-	1,520,110
Open Swap Contract	-	6,208	-	6,208
Total	$ 11,051,322	$ 6,208	$ -	$ 11,057,530

There were no significant transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Equinox Commodity Strategy Fund with Equinox MNCS Fund Limited ("EMNCS-CFC") – The Consolidated Financial Statements include the accounts of EMNCS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ECSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ECSF's investment objectives and policies.

EMNCS-CFC utilizes commodity based derivative products to facilitate ECSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ECSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ECSF Prospectus.

A summary of the Fund’s investments in the EMNCS-CFC is as follows:

	Inception Date of EMNCS-CFC	EMNCS-CFC Net Assets at September 30, 2011	% Of Total Net Assets at September 30, 2011
EMNCS-CFC	1/24/2011	$ 1,712,747	13.50%

For tax purposes, EMNCS-CFC is an exempted Cayman investment company. EMNCS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EMNCS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, EMNCS-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The notional value of the swap disclosed on the Consolidated Portfolio of Investments at September 30, 2011 is a reflection of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended September 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $9,953,801 and $162,827, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Equinox Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.08% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 28, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.51%, 2.26% and 1.26% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.   For the period ended September 30, 2011, the Advisor waived fees in the amount of $33,654 and reimbursed expenses in the amount of $257,470.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.51%, 2.26% and 1.26% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.51%, 2.26% and 1.26% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.51%, 2.26% and 1.26%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares.   The Distributor is an affiliate of GFS. For the period ended September 30, 2011, the Distributor received $1,665 in underwriting commissions for sales of Class A shares, of which $215 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor an annual retainer of $20,000 and reimburses Trustees for any reasonable expenses incurred attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

6 basis points or 0.06% per annum on the next $150 million in net assets

-

5 basis points or 0.05% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus $6,000 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per share class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2011, the Fund incurred expenses of $15,121 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Consolidated Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended September 30, 2011, GemCom collected amounts totaling $16,519 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Consolidated Statement of Operations in this shareholder report.

5. REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended September 30, 2011, the Fund assessed $1,201 in redemption fees.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2011

6. TAX COMPONENTS OF CAPITAL

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 7,880	$ -	$ (1,819)	$ -	$ (251,735)	$ (245,674)

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales and adjustments from the Fund’s wholly owned subsidiary.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to adjustments from the Fund’s wholly owned subsidiary.

At September 30, 2011, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains:

Short-Term	Long-Term	Total
$ 1,819	$ -	$ 1,819

7.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the consolidated financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these consolidated financial statements and has noted no such events.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Equinox Funds Trust

and the Shareholders of Equinox Commodity Strategy Fund

We have audited the accompanying consolidated statement of assets and liabilities of Equinox Commodity Strategy Fund (Fund), including the consolidated portfolio of investments, as of September 30, 2011, and the related consolidated statements of operations, changes in net assets and the financial highlights for the period from January 25, 2011 (commencement of operations) through September 30, 2011. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements.  Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Equinox Commodity Strategy Fund as of September 30, 2011, and the results of its operations, the changes in its net assets and its financial highlights for the period from January 25, 2011 (commencement of operations) through September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey & Pullen, LLP

Denver, Colorado

November 29, 2011

Equinox Commodity Strategy Fund

EXPENSE EXAMPLES

September 30, 2011 (Unaudited)

As a shareholder of the Equinox Commodity Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Equinox Commodity Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 through September 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Equinox Commodity Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period* 4/1/11– 9/30/11	Expense Ratio During Period** 4/1/11 – 9/30/11
Class A	$1,000.00	$999.00	$7.57	1.51%
Class C	1,000.00	999.00	11.33	2.26
Class I	1,000.00	1,000.00	6.32	1.26

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period* 4/1/11 – 9/30/11	Expense Ratio During Period** 4/1/11 – 9/30/11
Class A	$1,000.00	$1,017.50	$7.64	1.51%
Class C	1,000.00	1,013.74	11.41	2.26
Class I	1,000.00	1,018.75	6.38	1.26

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

Equinox Commodity Strategy Fund

SUPPLEMENTAL INFORMATION

September 30, 2011(Unaudited)

Approval of the Investment Advisory Agreement

In connection with the organizational meeting of the Board of Trustees (the “Board”) of Equinox Funds Trust (the “Trust”), held on December 20, 2010 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Equinox Commodity Strategy Fund (the “Fund”), and Equinox Fund Management, LLC (the “Adviser”).  The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.  They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the Fund and the Adviser; the nature, extent and quality of the services provided by the Adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included information regarding (i) proposed services to be performed for the Trust and the Fund, (ii) the size and qualifications of its portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a new fund, (iv) investment performance of the SGI Smart Market Neutral Commodity Index (the “Reference Index”), to which the Fund is designed to achieve similar performance, (v) brokerage selection procedures (including soft dollar arrangements), (v) the procedures for allocating investment opportunities between the Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, (ix) the compliance with federal securities laws and other regulatory requirements and (x) information regarding the proposed advisory fee and an analysis of the fee in relation to the proposed delivery of services to the Fund, the estimated costs of providing such services and the anticipated profitability of the Adviser in general and as a result of fees received from the Fund.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Equinox Commodity Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2011(Unaudited)

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategy.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund. However, the Board, including the Independent Trustees, considered the past performance of the Reference Index and the Adviser’s experience in managing related strategies with other clients.  The Board concluded that the Adviser had the experience to deliver satisfactory investment performance for the Fund.

Fees and Expenses. The Board reviewed information regarding comparative fees charged by advisers to a peer group of funds.  The Board discussed the contractual arrangement by which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least January 28, 2012 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.20%, 2.95% and 1.95% of the Fund’s average daily net assets for its Class A, Class C and Class I shares, respectively. The Board concluded that the Adviser’s anticipated fees derived from its relationship with the Trust in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the projected growth and size of the Fund, the quality of services to be provided by the Adviser, and the expense limitations agreed to by the Adviser.

Profitability. The Board discussed with the Adviser the expected profits to be realized by the Adviser based on expected asset levels, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to the Adviser, if any.  It was the consensus of the Board that the Adviser would not be overly profitable based on initial estimates of costs and asset levels.

Economies of Scale. The Board noted that currently there are no breakpoints with respect to the proposed advisory fee. The Board concluded that, based on expected asset levels, the benefits derived from economies of scale were not relevant considerations at this time. The Board further noted it will consult with the Adviser from time to time regarding the implementation of breakpoints as the Fund’s assets increase.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Agreement.

Equinox Commodity Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2011(Unaudited)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last 5 Years

Independent Trustees

DAVID P. DeMUTH Date of Birth: 9/1945	Trustee Since December 2010	Consultant, CFO Consulting Partners, LLC from May 2004 to present.	13	None

KEVIN R. GREEN Date of Birth: 7/1954	Trustee Since December 2010	Founding Managing Director, TripleTree, LLC (investment banking consulting firm) from 1997 to present.	13	Director of BlueCross BlueShield of Minnesota (healthcare services).

JAY MOORIN Date of Birth: 7/1951	Trustee Since December 2010	Managing Partner, ProQuest Management, LLC from September 1998 to present.	13	Director of Novacea Inc. (pharmaceutical company; now Transcept Pharmaceuticals, Inc.) from May 2006 to October 2008.

Interested Trustee

ROBERT J. ENCK Date of Birth: 9/1962	Chairman, Trustee, President and Principal Executive Officer Since December 2010	President and Chief Executive Officer, Equinox Fund Management, LLC from March 2007 to present; and Sr. Managing Director, The Hermes Group, LLC from July 2004 to March 2007.	13	Executive Committee Member of The Frontier Fund (commodity pool).

Executive Officers

VANCE J. SANDERS Date of Birth: 3/1967	Treasurer and Principal Financial Officer Since December 2010	Controller and Chief Technology Officer, Equinox Fund Management (since 2008); Consultant, Ajilon Consulting (2007); Senior Manager/Consultant, K-Financial (2005 – 2007).	N/A	N/A

Equinox Commodity Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2011(Unaudited)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last 5 Years

Executive Officers (Continued)

PHILIP LIU Date of Birth: 3/1973	Secretary Since December 2010

General Counsel, Equinox Fund Management, LLC (since 2009); Sr. Vice President, HSBC Bank USA, N.A. from (2007 – 2009); Attorney-at-Law, Cadwalader LLP from (2006 – 2007); Attorney-at-Law, Shearman & Sterling LLP (2001 - 2006).

			N/A	N/A

KEVIN E. WOLF Date of Birth: 11/1969	Assistant Treasurer Since December 2010	Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004).	N/A	N/A

JAMES P. ASH Date of Birth: 9/1976	Assistant Secretary Since December 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A

EMILE R. MOLINEAUX Date of Birth: 9/1962	Chief Compliance Officer and Anti-Money Laundering Officer Since December 2010	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003).	N/A	N/A

* Each Trustee and Officer shall serve until death, resignation or removal.
** The term "Fund Complex" refers to the Equinox Funds Trust.

*** Directorships are held in a company with a class of securities registered pursuant to section 12 of the Securities Exchange Act or subject to the requirements of section 15(d) of the Securities Exchange Act or a company registered as an investment company under the 1940 Act.

PRIVACY NOTICE
FACTS		WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

 The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-888-643-3431

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Equinox Funds Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC

1775 Sherman Street, Suite 2500

Denver, CO 80203

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $ 25,000

(b)

Audit-Related Fees

2011 – None

(c)

Tax Fees

2011 - $ 7,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

 2011

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2011 - None

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

12/6/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

12/6/11

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

12/6/11